Liabilities assumed from time charters attached	6 Months Ended
Jun. 30, 2025
Liabilities Assumed From Time Charters Attached
Liabilities assumed from time charters attached

14. Liabilities assumed from time charters attached

Upon acquisition of the four aframax tankers, DF Montmartre, Alpes, DF Mystras and Aspen, and the suezmax tanker Popi Sazaklis (Note 5), with time charter agreements attached, the Company recognized a liability of $46,927 (Level 2), being the present value of the difference between the existing charter rates and the market rates on the acquisition date of each vessel, included in liabilities assumed from time charters attached in the accompanying consolidated balance sheets. For each of the second quarter and the first half of 2025, the amortization of liabilities assumed from time charters attached amounted to $4,753 and $10,596, respectively, compared to $6,276 for the prior year second quarter and first half. The amortization of liabilities assumed from time charters attached is included in voyage revenues in the accompanying consolidated statements of comprehensive income.

The unamortized balance of the liability as of June 30, 2025, is expected to be amortized over the weighted average period of 1.2 years as follows:

Period/ Year	Amount
July 1 to December 31, 2025	$8,217
2026	8,047
2027	4,275
Liabilities assumed from time charters attached	$20,539